ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivables	$ 93,000		$ 93,000		$ 55,000	$ 28,000
Advertising revenue	$ 44,000	$ 17,000	$ 138,000	$ 47,000